Financial Assets at Fair Value Through Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Summary of Financial Assets at Fair Value through Other Comprehensive Income

	December 31, 2023	December 31, 2024
	NT$	NT$
	(In Millions)	(In Millions)

Investments in debt instruments at FVTOCI
Corporate bonds	$79,605.5	$108,612.1
Agency mortgage-backed securities	37,959.7	46,611.4
Government bonds/Agency bonds	22,338.9	20,645.9
Asset-backed securities	9,898.8	11,490.5

	149,802.9	187,359.9

Investments in equity instruments at FVTOCI
Non-publicly traded equity investments	7,208.7	7,822.9
Publicly traded stocks	4,727.9	4,842.8

	11,936.6	12,665.7

	$161,739.5	$200,025.6

Current	$154,530.8	$192,202.7
Noncurrent	7,208.7	7,822.9

	$161,739.5	$200,025.6